Consolidated Statements Of Operations And Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization of deferred financing costs	$ 387	$ 263
Research and development
Share based compensation expenses	0	0	$ 238
Selling and marketing
Share based compensation expenses	0	0	133
General and administrative
Share based compensation expenses	$ 0	$ 0	$ 382